Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Investor Class
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Maurice FitzMaurice no longer serves as Co-Portfolio Manager of Energy Portfolio.
David Wagner no longer serves as Co-Portfolio Manager of Industrials Portfolio.
The following information supplements information for Financials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Gerard Benson as of November 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,694	$4	$29
Assets Managed with Performance-Based Advisory Fees (in millions)	$355	none	none
* Includes VIP Financials Portfolio ($306 (in millions) assets managed).
As of November 30, 2025, the dollar range of shares of VIP Financials Portfolio beneficially owned by Mr. Benson was none.
Clayton Pfannenstiel serves as Co-Portfolio Manager of Industrials Portfolio.
The following information supplements information Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Clayton Pfannenstiel as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,559	$8	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes VIP Industrials Portfolio ($294 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of VIP Industrials Portfolio beneficially owned by Mr. Pfannenstiel was none.

VIPINVF-SSTK-0126-133-1.827184.133	January 16, 2026

Supplement to the
Fidelity® Variable Insurance Products
Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, and Technology Portfolio
Service Class 2
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Maurice FitzMaurice no longer serves as Co-Portfolio Manager of Energy Portfolio.
The following information supplements information for Financials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Gerard Benson as of November 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,694	$4	$29
Assets Managed with Performance-Based Advisory Fees (in millions)	$355	none	none
* Includes VIP Financials Portfolio ($306 (in millions) assets managed).
As of November 30, 2025, the dollar range of shares of VIP Financials Portfolio beneficially owned by Mr. Benson was none.

VIPSF-SC2-SSTK-0126-101-1.9911404.101	January 16, 2026

Supplement to the
Fidelity® Variable Insurance Products
Communication Services Portfolio, Consumer Discretionary Portfolio, Consumer Staples Portfolio, Energy Portfolio, Financials Portfolio, Health Care Portfolio, Industrials Portfolio, Materials Portfolio, Technology Portfolio, and Utilities Portfolio
Initial Class
April 30, 2025
STATEMENT OF ADDITIONAL INFORMATION

Maurice FitzMaurice no longer serves as Co-Portfolio Manager of Energy Portfolio.
David Wagner no longer serves as Co-Portfolio Manager of Industrials Portfolio.
The following information supplements information for Financials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Gerard Benson as of November 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	6	1	2
Number of Accounts Managed with Performance-Based Advisory Fees	1	none	none
Assets Managed (in millions)	$5,694	$4	$29
Assets Managed with Performance-Based Advisory Fees (in millions)	$355	none	none
* Includes VIP Financials Portfolio ($306 (in millions) assets managed).
As of November 30, 2025, the dollar range of shares of VIP Financials Portfolio beneficially owned by Mr. Benson was none.
Clayton Pfannenstiel serves as Co-Portfolio Manager of Industrials Portfolio.
The following information supplements information Industrials Portfolio found in the "Management Contracts" section.
The following table provides information relating to other accounts managed by Clayton Pfannenstiel as of June 30, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	5	2	none
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$4,559	$8	none
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes VIP Industrials Portfolio ($294 (in millions) assets managed).
As of June 30, 2025, the dollar range of shares of VIP Industrials Portfolio beneficially owned by Mr. Pfannenstiel was none.

VIPFC-SSTK-0126-139-1.782383.139	January 16, 2026